Schedule of Investments (unaudited)	iShares® Europe ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.2%
Erste Group Bank AG	62,458	$2,190,893
OMV AG	26,442	1,122,785
Verbund AG	5,506	441,723
		3,755,401
Belgium — 1.4%
Ageas SA/NV	31,162	1,263,283
Anheuser-Busch InBev SA/NV	176,650	10,012,069
Argenx SE(a)	9,942	3,877,336
Groupe Bruxelles Lambert NV	18,309	1,443,365
KBC Group NV	60,681	4,235,582
Solvay SA	13,225	1,478,820
UCB SA	22,683	2,011,040
Umicore SA	36,409	1,017,967
		25,339,462
Denmark — 4.6%
AP Moller - Maersk A/S, Class A	553	964,266
AP Moller - Maersk A/S, Class B, NVS	1,005	1,767,038
Carlsberg A/S, Class B	17,592	2,817,027
Chr Hansen Holding A/S	18,208	1,265,793
Coloplast A/S, Class B	20,892	2,614,344
Danske Bank A/S(a)	122,734	2,989,358
DSV A/S	31,712	6,660,834
Genmab A/S(a)	11,682	4,426,984
GN Store Nord A/S(a)	23,642	591,252
Novo Nordisk A/S, Class B	287,505	46,443,471
Novozymes A/S, Class B	36,772	1,715,747
Orsted A/S(b)	33,528	3,178,531
Pandora A/S	16,912	1,511,623
Tryg A/S	63,515	1,375,481
Vestas Wind Systems A/S(a)	179,726	4,778,434
		83,100,183
Finland — 1.4%
Elisa OYJ	26,491	1,414,205
Fortum OYJ	81,757	1,094,112
Kesko OYJ, Class B	50,198	945,341
Kone OYJ, Class B	71,564	3,738,830
Metso OYJ	123,420	1,489,276
Neste OYJ	75,995	2,926,053
Nokia OYJ	946,997	3,967,781
Sampo OYJ, Class A	85,204	3,826,718
Stora Enso OYJ, Class R	109,227	1,267,247
UPM-Kymmene OYJ	95,171	2,835,793
Wartsila OYJ Abp	84,644	954,444
		24,459,800
France — 18.5%
Accor SA	31,106	1,157,499
Air Liquide SA	93,532	16,773,570
Airbus SE	109,898	15,889,248
Alstom SA	56,785	1,695,076
ArcelorMittal SA	101,555	2,770,841
Arkema SA	11,678	1,101,193
AXA SA	347,178	10,259,569
BNP Paribas SA	202,941	12,806,786
Bouygues SA	36,789	1,235,868
Bureau Veritas SA	51,698	1,418,337
Capgemini SE	27,969	5,295,723
Carrefour SA	104,623	1,982,681
Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	91,753	$5,586,506
Cie. Generale des Etablissements Michelin SCA	127,096	3,759,668
Credit Agricole SA	244,909	2,908,016
Danone SA	112,975	6,923,498
Dassault Systemes SE	123,507	5,472,713
Edenred	43,903	2,940,814
Eiffage SA	13,898	1,451,070
Engie SA	330,415	5,502,376
EssilorLuxottica SA	54,293	10,238,042
Eurofins Scientific SE	23,342	1,483,334
Euronext NV(b)	18,119	1,232,362
Gecina SA	9,808	1,046,303
Getlink SE	70,664	1,202,549
Hermes International	6,215	13,509,662
Kering SA	12,838	7,089,133
Legrand SA	47,727	4,734,702
L’Oreal SA	44,858	20,925,191
LVMH Moet Hennessy Louis Vuitton SE	46,489	43,835,046
Orange SA	332,221	3,882,483
Pernod Ricard SA	36,398	8,043,036
Publicis Groupe SA	42,096	3,378,467
Renault SA	36,632	1,545,635
Safran SA	62,324	9,766,775
Sanofi	204,529	22,018,724
Sartorius Stedim Biotech	4,272	1,066,949
Schneider Electric SE	101,698	18,476,150
Societe Generale SA	133,706	3,477,192
Sodexo SA	15,158	1,669,158
Teleperformance	10,501	1,761,586
Thales SA	19,217	2,879,261
TotalEnergies SE	416,848	23,929,002
Unibail-Rodamco-Westfield, New(a)	19,698	1,038,957
Valeo	42,568	914,756
Veolia Environnement SA	118,498	3,751,108
Vinci SA	95,009	11,039,611
Vivendi SE	143,369	1,316,195
Worldline SA/France(a)(b)	45,122	1,652,369
		333,834,790
Germany — 11.9%
adidas AG	31,882	6,189,190
Allianz SE, Registered	71,975	16,764,689
BASF SE	163,002	7,919,164
Bayer AG, Registered	174,771	9,674,455
Bayerische Motoren Werke AG	56,651	6,968,472
Beiersdorf AG	17,501	2,317,544
Brenntag SE	27,107	2,114,835
Commerzbank AG	185,820	2,059,973
Continental AG	19,682	1,486,983
Covestro AG(a)(b)	35,042	1,823,330
Daimler Truck Holding AG	92,005	3,316,056
Delivery Hero SE(a)(b)	34,816	1,536,084
Deutsche Bank AG, Registered	368,042	3,869,139
Deutsche Boerse AG	34,072	6,290,183
Deutsche Post AG, Registered	177,221	8,659,417
Deutsche Telekom AG, Registered	620,927	13,547,698
E.ON SE	401,354	5,127,059
Fresenius Medical Care AG & Co. KGaA	36,437	1,741,365
Fresenius SE & Co. KGaA	74,205	2,058,207
GEA Group AG	29,015	1,214,743
Hannover Rueck SE	10,811	2,295,159

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
HeidelbergCement AG	25,463	$2,094,042
HelloFresh SE(a)	30,080	743,959
Henkel AG & Co. KGaA	17,869	1,257,873
Infineon Technologies AG	232,231	9,563,790
LEG Immobilien SE(a)	13,020	751,238
Mercedes-Benz Group AG	139,074	11,194,248
Merck KGaA	23,145	3,831,188
MTU Aero Engines AG	9,542	2,474,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,302	9,123,277
Puma SE	17,875	1,077,150
Rheinmetall AG	7,658	2,097,926
RWE AG	120,342	5,244,058
SAP SE	195,231	26,670,006
Siemens AG, Registered	133,913	22,323,415
Siemens Healthineers AG(b)	49,884	2,827,192
Symrise AG	23,668	2,481,649
Volkswagen AG	5,132	857,808
Vonovia SE	140,316	2,740,322
Zalando SE(a)(b)	40,190	1,159,046
		215,486,832
Ireland — 1.2%
Bank of Ireland Group PLC	175,130	1,672,042
CRH PLC	133,849	7,384,093
Flutter Entertainment PLC, Class DI(a)	27,308	5,496,028
Kerry Group PLC, Class A	27,749	2,708,388
Kingspan Group PLC	27,506	1,830,904
Ryanair Holdings PLC, ADR(a)(c)	17,163	1,898,228
Smurfit Kappa Group PLC	46,904	1,565,425
		22,555,108
Italy — 3.6%
Assicurazioni Generali SpA	214,440	4,360,845
Enel SpA	1,374,479	9,267,319
Eni SpA	445,803	6,417,952
Ferrari NV	22,740	7,434,794
FinecoBank Banca Fineco SpA	108,069	1,454,675
Intesa Sanpaolo SpA	2,930,150	7,682,123
Mediobanca Banca di Credito Finanziario SpA	115,123	1,378,310
Moncler SpA	36,713	2,540,090
Nexi SpA(a)(b)	156,588	1,228,553
Prysmian SpA	47,363	1,980,896
Snam SpA	366,928	1,917,694
Stellantis NV	387,734	6,816,674
Telecom Italia SpA/Milano(a)	1,964,435	553,833
Tenaris SA	80,131	1,198,683
Terna - Rete Elettrica Nazionale	250,882	2,139,813
UniCredit SpA	345,060	8,023,876
		64,396,130
Netherlands — 7.3%
ABN AMRO Bank NV, CVA(b)	72,616	1,128,688
Adyen NV(a)(b)	5,496	9,517,247
Aegon NV	258,175	1,310,595
Akzo Nobel NV	31,029	2,536,719
ASM International NV	8,262	3,508,080
ASML Holding NV	71,891	52,144,609
BE Semiconductor Industries NV	13,689	1,484,629
EXOR NV, NVS	20,802	1,857,089
Ferrovial SE	88,203	2,788,280
Heineken Holding NV	19,170	1,668,213
Security	Shares	Value

Netherlands (continued)
Heineken NV	41,953	$4,314,302
IMCD NV	10,244	1,474,224
ING Groep NV	644,547	8,689,521
Koninklijke Ahold Delhaize NV	175,278	5,975,755
Koninklijke KPN NV	563,979	2,013,390
Koninklijke Philips NV	158,204	3,427,908
NN Group NV	52,487	1,942,946
Prosus NV	206,644	15,133,391
QIAGEN NV(a)	40,975	1,841,825
Randstad NV	22,123	1,166,761
Universal Music Group NV	137,009	3,043,626
Wolters Kluwer NV	45,880	5,825,543
		132,793,341
Norway — 0.9%
Aker BP ASA	56,670	1,329,557
DNB Bank ASA	157,257	2,940,817
Equinor ASA	186,444	5,429,034
Mowi ASA	80,484	1,276,961
Norsk Hydro ASA	241,656	1,440,574
Orkla ASA	136,603	982,233
Telenor ASA	117,472	1,191,111
Yara International ASA	29,319	1,035,896
		15,626,183
Portugal — 0.2%
EDP - Energias de Portugal SA	551,354	2,694,834
Galp Energia SGPS SA	79,491	928,923
		3,623,757
Singapore — 0.3%
STMicroelectronics NV , New	116,918	5,832,305
Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	39,791	1,399,204
Aena SME SA(b)	13,094	2,119,220
Amadeus IT Group SA(a)	80,332	6,117,311
Banco Bilbao Vizcaya Argentaria SA	1,073,817	8,249,819
Banco Santander SA	2,987,503	11,060,149
CaixaBank SA	720,669	2,985,237
Cellnex Telecom SA(b)	106,409	4,299,326
Enagas SA	40,348	792,984
Endesa SA	55,965	1,202,555
Grifols SA(a)	52,341	671,474
Iberdrola SA	1,049,078	13,699,704
Industria de Diseno Textil SA	200,876	7,791,538
Naturgy Energy Group SA	32,833	978,767
Redeia Corp. SA	72,128	1,212,978
Repsol SA	236,377	3,437,867
Telefonica SA	1,029,474	4,179,619
		70,197,752
Sweden — 4.5%
Alfa Laval AB	52,934	1,930,907
Assa Abloy AB, Class B	177,746	4,272,474
Atlas Copco AB, Class A	454,406	6,560,203
Atlas Copco AB, Class B	281,567	3,510,711
Boliden AB	48,706	1,411,410
Electrolux AB, Class B	42,447	580,060
Embracer Group AB(a)(c)	156,341	390,972
Epiroc AB, Class A	110,864	2,099,970
Epiroc AB, Class B	68,646	1,111,066
EQT AB	58,225	1,120,932

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Essity AB, Class B	107,142	$2,853,369
Evolution AB(b)	33,987	4,306,961
Getinge AB, Class B	38,925	682,886
H & M Hennes & Mauritz AB, Class B	128,691	2,213,137
Hexagon AB, Class B	379,716	4,670,626
Industrivarden AB, Class A	31,642	877,567
Industrivarden AB, Class C	32,144	887,002
Investor AB, Class B	323,201	6,465,659
Kinnevik AB, Class B(a)	45,449	630,446
Nibe Industrier AB, Class B	271,897	2,585,293
Nordea Bank Abp	570,186	6,210,853
Sandvik AB	193,956	3,786,834
Skandinaviska Enskilda Banken AB, Class A	301,570	3,335,440
Skanska AB, Class B	69,735	978,415
SKF AB, Class B	66,146	1,152,627
Svenska Cellulosa AB SCA, Class B	107,035	1,366,301
Svenska Handelsbanken AB, Class A	277,159	2,320,444
Swedbank AB, Class A	163,166	2,753,607
Tele2 AB, Class B	95,883	792,981
Telefonaktiebolaget LM Ericsson, Class B	544,140	2,956,474
Telia Co. AB	427,817	938,568
Volvo AB, Class B	282,495	5,846,237
		81,600,432
Switzerland — 15.9%
ABB Ltd., Registered	304,073	11,962,485
Adecco Group AG, Registered	29,507	966,394
Alcon Inc.	89,396	7,416,503
Baloise Holding AG, Registered	8,370	1,231,161
Barry Callebaut AG, Registered	659	1,273,240
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	185	2,326,001
Chocoladefabriken Lindt & Spruengli AG, Registered	20	2,482,379
Cie. Financiere Richemont SA, Class A, Registered	92,880	15,777,339
DSM-Firmenich AG(a)	36,902	3,971,178
Geberit AG, Registered	6,392	3,349,943
Givaudan SA, Registered	1,410	4,676,886
Holcim AG	100,928	6,803,272
Julius Baer Group Ltd.	37,755	2,382,625
Kuehne + Nagel International AG, Registered	10,094	2,990,114
Logitech International SA, Registered	30,993	1,849,821
Lonza Group AG, Registered	13,288	7,942,404
Nestle SA, Registered	476,090	57,269,591
Novartis AG, Registered	428,743	43,225,615
Partners Group Holding AG	4,024	3,793,989
Roche Holding AG, Bearer	4,754	1,561,112
Roche Holding AG, NVS	125,109	38,217,034
Schindler Holding AG, Participation Certificates, NVS	7,279	1,709,157
Schindler Holding AG, Registered	3,828	861,709
SGS SA	26,907	2,545,427
Siemens Energy AG(a)	88,249	1,560,402
SIG Group AG	61,225	1,691,445
Sika AG, Registered	27,470	7,867,424
Sonova Holding AG, Registered	9,169	2,446,631
Straumann Holding AG	20,795	3,381,391
Swatch Group AG (The), Bearer	5,273	1,541,783
Swatch Group AG (The), Registered	9,494	522,123
Swiss Life Holding AG, Registered	5,512	3,228,307
Swiss Prime Site AG, Registered	13,446	1,168,002
Swiss Re AG	51,516	5,190,897
Swisscom AG, Registered	4,533	2,829,230
Security	Shares	Value

Switzerland (continued)
Temenos AG, Registered	12,314	$980,510
UBS Group AG, Registered	659,897	13,375,230
VAT Group AG(b)	4,747	1,966,274
Zurich Insurance Group AG	26,829	12,762,250
		287,097,278
United Kingdom — 23.4%
3i Group PLC	173,338	4,296,519
abrdn PLC	356,111	988,916
Admiral Group PLC	49,874	1,320,848
Anglo American PLC	237,117	6,751,547
Antofagasta PLC	60,630	1,127,502
Ashtead Group PLC	80,080	5,552,013
Associated British Foods PLC	62,860	1,591,795
AstraZeneca PLC	276,478	39,634,282
Auto Trader Group PLC(b)	176,414	1,369,769
Aviva PLC	506,242	2,547,029
BAE Systems PLC	544,841	6,424,348
Barclays PLC	2,681,606	5,238,756
Barratt Developments PLC	176,766	929,032
Berkeley Group Holdings PLC	19,769	985,482
BP PLC	3,250,210	18,923,939
British American Tobacco PLC	398,087	13,226,607
British Land Co. PLC (The)	164,922	635,999
BT Group PLC	1,256,185	1,954,791
Bunzl PLC(c)	60,643	2,310,986
Burberry Group PLC	72,144	1,946,695
Centrica PLC	1,090,538	1,719,496
CNH Industrial NV	176,264	2,542,188
Compass Group PLC	318,357	8,914,986
Croda International PLC	24,998	1,786,968
DCC PLC	19,144	1,070,945
Diageo PLC	414,727	17,829,507
Direct Line Insurance Group PLC	243,021	420,177
Dowlais Group PLC(a)	244,552	394,438
DS Smith PLC	240,618	832,628
Entain PLC	105,762	1,710,147
Experian PLC	173,839	6,672,110
Glencore PLC	1,793,934	10,171,386
GSK PLC	715,826	12,686,264
Haleon PLC	909,790	3,734,201
Halma PLC	67,609	1,956,965
Hargreaves Lansdown PLC	61,464	637,150
HSBC Holdings PLC	3,615,661	28,628,207
IMI PLC	49,085	1,023,918
Imperial Brands PLC	169,382	3,749,176
Informa PLC	251,810	2,325,004
InterContinental Hotels Group PLC	33,309	2,302,533
Intermediate Capital Group PLC	54,416	953,845
Intertek Group PLC	28,437	1,541,510
J Sainsbury PLC	319,837	1,093,354
Johnson Matthey PLC	34,530	766,555
Kingfisher PLC(c)	359,490	1,059,502
Land Securities Group PLC	133,445	975,732
Legal & General Group PLC	1,074,189	3,110,098
Lloyds Banking Group PLC	11,935,233	6,616,277
London Stock Exchange Group PLC	67,606	7,195,532
M&G PLC	422,451	1,028,103
Marks & Spencer Group PLC(a)	344,356	844,093
Melrose Industries PLC	244,552	1,575,669
Mondi PLC	85,140	1,298,930

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	692,496	$9,181,361
NatWest Group PLC, NVS	894,032	2,732,598
Next PLC	23,001	2,016,869
Ocado Group PLC(a)	124,164	898,503
Pearson PLC	127,324	1,334,842
Persimmon PLC	55,017	716,854
Phoenix Group Holdings PLC	156,255	1,057,213
Prudential PLC	488,240	6,895,602
Reckitt Benckiser Group PLC	131,026	9,846,703
RELX PLC	352,649	11,764,609
Rentokil Initial PLC	445,292	3,481,606
Rightmove PLC	150,671	1,000,945
Rio Tinto PLC	188,427	11,974,468
Rolls-Royce Holdings PLC(a)	1,497,560	2,879,810
Sage Group PLC (The)	195,135	2,292,232
Schroders PLC	161,229	897,018
Segro PLC	216,188	1,971,594
Severn Trent PLC	44,801	1,460,523
Shell PLC	1,268,563	37,843,345
Smith & Nephew PLC	158,260	2,553,259
Smiths Group PLC	64,275	1,344,745
Spirax-Sarco Engineering PLC	13,244	1,745,613
SSE PLC	187,839	4,404,840
St. James’s Place PLC	97,648	1,350,427
Standard Chartered PLC	437,065	3,802,501
Taylor Wimpey PLC	637,809	833,228
Tesco PLC	1,314,322	4,146,085
Unilever PLC	468,822	24,413,521
United Utilities Group PLC	120,141	1,469,022
Vodafone Group PLC	4,751,466	4,479,817
Weir Group PLC (The)	45,964	1,026,175
Whitbread PLC	36,588	1,574,987
WPP PLC	188,648	1,977,369
		422,292,733

Total Common Stocks — 99.2%
(Cost: $1,820,399,851)		1,791,991,487

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,999	1,253,390
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	31,443	$2,514,694
Porsche Automobil Holding SE, Preference Shares, NVS	28,021	1,688,811
Sartorius AG, Preference Shares, NVS	4,871	1,687,600
Volkswagen AG, Preference Shares, NVS	32,764	4,405,862
		11,550,357
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,187,149	324,027

Total Preferred Stocks — 0.7%
(Cost: $18,383,471)		11,874,384
Total Long-Term Investments — 99.9%
(Cost: $1,838,783,322)		1,803,865,871

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	2,497,530	2,498,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	1,930,000	1,930,000

Total Short-Term Securities — 0.2%
(Cost: $4,426,811)		4,428,029

Total Investments — 100.1%
(Cost: $1,843,210,133)		1,808,293,900

Liabilities in Excess of Other Assets — (0.1)%		(2,052,911)

Net Assets — 100.0%		$1,806,240,989

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,784,666	$—	$(1,286,274	)(a)	$589	$(952)	$2,498,029	2,497,530	$19,138	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	—	(120,000	)(a)	—	—	1,930,000	1,930,000	58,457		—
					$589	$(952)	$4,428,029		$77,595		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	35	09/15/23	$1,693	$37,144
FTSE 100 Index	10	09/15/23	960	(2,005)
				$35,139

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,052,124	$1,782,939,363	$—	$1,791,991,487
Preferred Stocks	—	11,874,384	—	11,874,384

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,428,029	$—	$—	$4,428,029
	$13,480,153	$1,794,813,747	$—	$1,808,293,900
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$37,144	$—	$37,144
Liabilities
Equity Contracts	—	(2,005)	—	(2,005)
	$—	$35,139	$—	35,139

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares